THE ADVISORS’ INNER CIRCLE FUND III

STRATEGAS MACRO

MOMENTUM ETF
SEPTEMBER 30, 2025

(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.7%
	Shares	Value
COMMUNICATION SERVICES — 9.3%
Spotify Technology *	473	$330,154
Take-Two Interactive Software *	3,368	870,156
TKO Group Holdings, Cl A	2,158	435,830
		1,636,140

CONSUMER DISCRETIONARY — 19.7%
Amazon.com *	2,151	472,295
Carnival *	24,082	696,211
Coupang, Cl A *	17,636	567,879
DR Horton	2,355	399,102
Lennar, Cl A	2,947	371,440
Sony Group ADR	16,482	474,517
Toyota Motor ADR	2,504	478,489
		3,459,933

ENERGY — 2.0%
Cameco	4,231	354,812

FINANCIALS — 21.1%
Affirm Holdings, Cl A *	8,653	632,361
Bank of America	13,589	701,057
Galaxy Digital *	11,657	394,123
Goldman Sachs Group	922	734,235
Morgan Stanley	4,425	703,398
Wells Fargo	6,542	548,350
		3,713,524

INDUSTRIALS — 13.1%
BWX Technologies	2,860	527,298
Parker-Hannifin	988	749,052
Pentair PLC	3,241	358,973
Uber Technologies *	6,941	680,010
		2,315,333

INFORMATION TECHNOLOGY — 28.5%
Apple	1,803	459,098
Autodesk *	1,314	417,418
Broadcom	2,050	676,315
Crowdstrike Holdings, Cl A *	1,077	528,139
International Business Machines	1,380	389,381

THE ADVISORS’ INNER CIRCLE FUND III

STRATEGAS MACRO

MOMENTUM ETF

SEPTEMBER 30, 2025

(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
KLA	763	$822,972
Micron Technology	5,633	942,514
Shopify, Cl A *	5,279	784,512
		5,020,349

UTILITIES — 3.0%
Constellation Energy	1,582	520,589

TOTAL COMMON STOCK
(Cost $14,618,600)		17,020,680

TOTAL INVESTMENTS— 96.7%
(Cost $14,618,600)		$17,020,680

Percentages are based on Net Assets of $17,600,821.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

THE ADVISORS’ INNER CIRCLE FUND III

STRATEGAS MACRO THEMATIC

OPPORTUNITIES ETF

SEPTEMBER 30, 2025

(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.3%
	Shares	Value
COMMUNICATION SERVICES — 9.1%
Fox	78,420	$4,945,165
Meta Platforms, Cl A	9,075	6,664,498
Netflix *	4,390	5,263,259
Spotify Technology *	7,836	5,469,528
		22,342,450

CONSUMER DISCRETIONARY — 10.6%
Airbnb, Cl A *	36,129	4,386,783
Coursera *	345,449	4,045,208
Marriott International, Cl A	17,242	4,490,506
McDonald's	14,822	4,504,258
NIKE, Cl B	59,739	4,165,601
O'Reilly Automotive *	41,525	4,476,810
		26,069,166

CONSUMER STAPLES — 4.6%
Altria Group	78,398	5,178,972
Walmart	58,523	6,031,380
		11,210,352

ENERGY — 4.8%
APA	227,752	5,529,819
Cheniere Energy	27,047	6,355,504
		11,885,323

FINANCIALS — 10.2%
Bank of America	91,975	4,744,990
JPMorgan Chase	20,264	6,391,874
PJT Partners	25,566	4,543,845
Robinhood Markets, Cl A *	65,802	9,421,530
		25,102,239

HEALTH CARE — 7.8%
Cencora	23,907	7,471,655
HCA Healthcare	11,956	5,095,647
Merck	78,604	6,597,234
		19,164,536

INDUSTRIALS — 22.2%
AECOM	51,981	6,781,961
GE Vernova	9,041	5,559,311

THE ADVISORS’ INNER CIRCLE FUND III

STRATEGAS MACRO THEMATIC

OPPORTUNITIES ETF

SEPTEMBER 30, 2025

(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Joby Aviation *	264,044	$4,261,670
Planet Labs PBC *	951,545	12,351,054
Quanta Services	20,060	8,313,265
Rocket Lab *	174,933	8,381,040
Uber Technologies *	48,384	4,740,181
United Airlines Holdings *	44,734	4,316,831
		54,705,313

INFORMATION TECHNOLOGY — 10.2%
Crowdstrike Holdings, Cl A *	11,246	5,514,814
Extreme Networks *	228,069	4,709,625
Microsoft	12,492	6,470,231
Palantir Technologies, Cl A *	46,807	8,538,533
		25,233,203

MATERIALS — 4.1%
Century Aluminum *	146,696	4,306,994
MP Materials *	55,955	3,752,902
United States Antimony *	321,856	1,995,507
		10,055,403

UTILITIES — 8.7%
Constellation Energy	13,826	4,549,722
Entergy	77,980	7,266,956
Oklo, Cl A *	22,774	2,542,262
Talen Energy *	16,588	7,056,203
		21,415,143

TOTAL COMMON STOCK
(Cost $186,660,321)		227,183,128

REGISTERED INVESTMENT COMPANY — 3.2%

Sprott Physical Gold Trust
(Cost $6,306,609)	267,992	7,937,923

TOTAL INVESTMENTS— 95.5%
(Cost $192,966,930)		$235,121,051

THE ADVISORS’ INNER CIRCLE FUND III

STRATEGAS MACRO THEMATIC

OPPORTUNITIES ETF

SEPTEMBER 30, 2025

(UNAUDITED)

Percentages are based on Net Assets of $246,255,081.
*	Non-income producing security.

Cl — Class
PBC — Public Benefit Corporation

THE ADVISORS’ INNER CIRCLE FUND III

STRATEGAS GLOBAL POLICY

OPPORTUNITIES ETF

SEPTEMBER 30, 2025

(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7%
	Shares	Value
AUSTRALIA — 1.5%
HEALTH CARE — 1.5%
CSL	7,036	$924,231

CANADA — 3.2%
ENERGY — 1.7%
Cameco	12,680	1,064,413

FINANCIALS — 1.5%
Brookfield Asset Management, Cl A	16,361	931,286
		1,995,699
DENMARK — 1.5%
HEALTH CARE — 1.5%
Novo Nordisk, Cl B	17,186	932,369

FRANCE — 1.6%
HEALTH CARE — 1.6%
BioMerieux	7,173	959,142

GERMANY — 5.0%
HEALTH CARE — 3.3%
Bayer	29,075	964,429
Fresenius Medical Care	19,916	1,045,107
		2,009,536
MATERIALS — 1.7%
COVESTRO AG-TEND *	14,847	1,017,061
		3,026,597
IRELAND — 1.5%
INDUSTRIALS — 1.5%
Experian PLC	18,712	937,615

JAPAN — 6.0%
HEALTH CARE — 6.0%
Astellas Pharma	85,700	928,753

THE ADVISORS’ INNER CIRCLE FUND III

STRATEGAS GLOBAL POLICY

OPPORTUNITIES ETF

SEPTEMBER 30, 2025

(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Eisai	29,700	$1,000,491
Kyowa Kirin	54,500	848,212
Otsuka Holdings	17,600	936,577
		3,714,033
LUXEMBOURG — 1.6%
COMMUNICATION SERVICES — 1.6%
Spotify Technology *	1,375	959,750

NETHERLANDS — 1.6%
COMMUNICATION SERVICES — 1.6%
Universal Music Group	34,197	986,862

SOUTH KOREA — 1.8%
INDUSTRIALS — 1.8%
HD Hyundai Electric	2,688	1,115,011

SWEDEN — 1.8%
INDUSTRIALS — 1.8%
Saab, Cl B	18,085	1,104,702

SWITZERLAND — 4.5%
HEALTH CARE — 4.5%
Novartis	7,559	951,181
Roche Holding	2,827	923,443
Sandoz Group	15,855	939,962
		2,814,586
UNITED KINGDOM — 7.7%
CONSUMER DISCRETIONARY — 1.6%
Pearson PLC	67,935	966,254

HEALTH CARE — 1.5%
Smith & Nephew PLC	51,047	919,162

INDUSTRIALS — 3.2%
RELX PLC	20,594	986,172

THE ADVISORS’ INNER CIRCLE FUND III

STRATEGAS GLOBAL POLICY

OPPORTUNITIES ETF

SEPTEMBER 30, 2025

(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Smiths Group PLC	30,734	$973,161
		1,959,333
MATERIALS — 1.4%
LyondellBasell Industries, Cl A	17,804	873,108
		4,717,857
UNITED STATES — 58.4%
COMMUNICATION SERVICES — 4.2%
Fox	19,081	1,203,248
Iridium Communications	4,907	85,676
Match Group	31,030	1,095,980
Nexstar Media Group, Cl A	584	115,480
Yelp, Cl A *	3,811	118,903
		2,619,287
CONSUMER DISCRETIONARY — 5.1%
Adtalem Global Education *	897	138,542
eBay	12,472	1,134,328
Etsy *	2,315	153,693
Grand Canyon Education *	588	129,078
H&R Block	2,352	118,940
Perdoceo Education	3,677	138,476
Stride *	745	110,960
Yum! Brands	8,075	1,227,400
		3,151,417
CONSUMER STAPLES — 1.9%
Altria Group	17,423	1,150,963

ENERGY — 0.4%
Bristow Group *	3,237	116,791
CONSOL Energy	1,709	142,667
		259,458
FINANCIALS — 2.1%
Coinbase Global, Cl A *	3,782	1,276,387

HEALTH CARE — 12.2%
ACADIA Pharmaceuticals *	4,739	101,130
Biogen *	8,290	1,161,263
Chemed	261	116,860
DaVita *	8,559	1,137,234
Dynavax Technologies *	12,111	120,262
Exelixis *	3,233	133,523

THE ADVISORS’ INNER CIRCLE FUND III

STRATEGAS GLOBAL POLICY

OPPORTUNITIES ETF

SEPTEMBER 30, 2025

(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Harmony Biosciences Holdings *	3,331	$91,802
HealthEquity *	1,237	117,230
Hims & Hers Health *	2,512	142,481
Hologic *	17,477	1,179,523
Illumina *	1,239	117,668
Incyte *	13,581	1,151,805
Lantheus Holdings *	2,246	115,197
Myriad Genetics *	17,799	128,687
Neurocrine Biosciences *	862	121,008
Sarepta Therapeutics *	6,548	126,180
Select Medical Holdings	9,289	119,271
TransMedics Group *	1,160	130,152
Vertex Pharmaceuticals *	2,922	1,144,372
		7,455,648
INDUSTRIALS — 19.8%
A O Smith	15,972	1,172,505
AAR *	1,569	140,692
AeroVironment *	533	167,837
Axon Enterprise *	1,589	1,140,330
CoreCivic *	6,082	123,769
Fluor *	2,913	122,550
General Dynamics	3,599	1,227,259
GEO Group *	5,717	117,141
Huntington Ingalls Industries	4,298	1,237,437
Kratos Defense & Security Solutions *	1,901	173,694
Leidos Holdings	6,497	1,227,673
Lockheed Martin	2,539	1,267,494
Maximus	1,367	124,903
Northrop Grumman	2,001	1,219,249
Parsons *	1,635	135,574
Pitney Bowes	9,874	112,662
Science Applications International	1,137	112,984
Stanley Black & Decker	15,525	1,153,973
Textron	14,267	1,205,419
		12,183,145
INFORMATION TECHNOLOGY — 9.3%
Arlo Technologies *	6,626	112,310
Badger Meter	660	117,863
Dropbox, Cl A *	4,106	124,042
Fair Isaac *	763	1,141,853
InterDigital	419	144,651

THE ADVISORS’ INNER CIRCLE FUND III

STRATEGAS GLOBAL POLICY

OPPORTUNITIES ETF

SEPTEMBER 30, 2025

(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Lattice Semiconductor *	1,832	$134,322
LiveRamp Holdings *	4,351	118,086
Palantir Technologies, Cl A *	7,433	1,355,928
Teradyne	9,718	1,337,586
VeriSign	4,186	1,170,280
		5,756,921

MATERIALS — 3.4%
Century Aluminum *	5,488	161,128
Chemours	8,010	126,878
Eastman Chemical	16,911	1,066,239
Koppers Holdings	4,224	118,272
Materion	1,089	131,562
MP Materials *	1,885	126,427
Scotts Miracle-Gro	1,930	109,914
SunCoke Energy	15,882	129,597
Sylvamo	2,705	119,615
		2,089,632
		35,942,858
TOTAL COMMON STOCK
(Cost $53,174,547)		60,131,312

TOTAL INVESTMENTS— 97.7%
(Cost $53,174,547)		$60,131,312

Percentages are based on Net Assets of $61,516,236.
*	Non-income producing security.

Cl — Class
PLC — Public Limited Company

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent annual or semi-annual financial statements.

STR-QH-001-0800